Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0001803958
Registrant Name	KKR Real Estate Select Trust Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A